SSgA Active ETF Trust

One Lincoln Street

Boston, MA 02111

January 13, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

Re:	SSgA Active ETF Trust (the “Registrant”)

File Nos. 333-173276 and 811-22542

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from the documents contained in Post-Effective Amendment No. 18 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed electronically on January 8, 2014 (Accession # 0001193125-14-005478).

Any comments or questions with respect to this filing should be directed to my attention at (617) 662-0845.

Sincerely,

/s/ Danio Mastropieri
Danio Mastropieri
Assistant Secretary

cc:	W. John McGuire, Esq.